Load [Member] Investment Risks - Intermediate Government Bond Series	Jun. 30, 2025
Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Cybersecurity Risk. Government agencies issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Typically, as interest rates rise, the price of government bonds will fall; conversely, government bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. You should expect the Fund’s share price and total return to fluctuate.

Prepayment or Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment or Call Risk. A U.S. government security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.

Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, The value of the securities in which the Fund invests may be affected by political, regulatory, geopolitical, environmental, public health, economic, natural disasters, pandemics, epidemics, climate change and climate-related events, terrorism, governmental actions and social developments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund. As a result, the market values of U.S. government securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. U.S. government securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of the Fund’s shares will fluctuate.

Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The yields of government bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. government bond markets and general monetary and economic conditions. In periods of rising interest rates, the yield of the Fund typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund’s portfolio, reducing the current yield of the Fund. In periods of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.

NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	NAV Risk. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably.
U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. A principal risk of investing in the Fund is the possibility of default, even though the bonds are investment grade; and possible loss of money. The Fund is relying on the ability of the government issuer to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. Shares of the Fund are not insured by the U.S. government nor are the Fund’s share price or distributions.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Mutual fund shares are not obligations of, or guaranteed by, the U.S. government.